UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number: 811-04337

HERITAGE CASH TRUST

(Exact name of Registrant as Specified in Charter)

880 Carillon Parkway St. Petersburg, FL 33716 (Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 573-3800

RICHARD K. RIESS, PRESIDENT

880 Carillon Parkway

St. Petersburg, FL 33716

(Name and Address of Agent for Service)

Copy to:

CLIFFORD J. ALEXANDER, ESQ.

Kirkpatrick & Lockhart Nicholson Graham LLP

1601 K Street, NW

Washington, D.C. 20006-1600

Date of fiscal year end: August 31

Date of reporting period: February 28, 2006

Item 1.	Reports to Shareholders

Heritage

Cash

Trust

Money Market Fund

Semiannual Report

(Unaudited) and Investment Performance Review for the Six-Month Period Ended February 28, 2006

March 15, 2006

Dear Fellow Shareholders:

I am pleased to provide you with the semiannual report for the Heritage Cash Trust–Money Market Fund (the “Fund”) for the six-month period ended February 28, 2006. The Fund’s seven-day current yield(a) increased from 2.83% on August 31, 2005 to 3.78% on February 28, 2006. The increase in the yield can be attributed primarily to decisions by the Federal Reserve’s Federal Open Market Committee to raise the federal funds rate from 3.50% at the beginning of the period to 4.50%. The Committee increased the federal funds rate by 0.25% at each of the Federal Open Market Meetings that were held during the period. This performance data represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted. To obtain more current performance, please visit the Fund’s website at www.HeritageFunds.com.

As of February 28, 2006, approximately 56% of the Fund’s net assets were invested in commercial paper or certificates of deposit rated A-1+, the highest short-term rating classification by Standard & Poor’s Rating Group (“S&P”) while 6% of net assets were invested in short-term obligations rated A-1, the next highest rating category. Approximately 38% of the Fund’s net assets were invested in short-term obligations issued by U.S. Government Sponsored Enterprises, including Fannie Mae, Freddie Mac and Federal Home Loan Bank(b). This, along with other factors, satisfies the standards necessary to retain the Fund’s AAAm rating from S&P(c). Ratings are subject to change and do not remove market risk from your investment.

On behalf of Heritage, I thank you for your continuing investment in the Heritage Cash Trust–Money Market Fund. As always, should you have any questions, please contact your financial advisor or Heritage at (800) 421-4184.

Sincerely,

Stephen G. Hill

President

(a) An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Please consider the investment objectives, risks, charges, and expenses of any fund carefully before investing. Contact Heritage at (800) 421-4184 or your financial advisor for a prospectus, which contains this and other important information about the Fund. Read the prospectus carefully before you invest.

(b) U.S. Government-Sponsored Enterprises are generally private entities sponsored by Acts of Congress but they are not guaranteed by the full faith and credit of the U.S. Government.

(c) Standard & Poor’s, a widely recognized independent authority on credit quality, rates certain money market funds based on weekly analysis. When rating a money market fund, Standard & Poor’s assesses the safety of principal. According to Standard & Poor’s, a fund rated AAAm (‘‘m’’ denotes money market fund) offers excellent safety features and has superior capacity to maintain principal value and limit exposure to loss. In evaluating safety, Standard & Poor’s focuses on credit quality, liquidity, and management of the Fund.

Heritage Cash Trust—Money Market Fund

Statement of Net Assets

February 28, 2006

(unaudited)

Principal Amount		Value
Commercial Paper—59.7%(a)
Domestic—29.7%
Banks—6.3%
$ 50,000,000	Bank of America Corporation, 4.54%, 04/07/06	$49,766,694
50,000,000	Bank of America Corporation, 4.57%, 04/17/06	49,701,681
50,000,000	Bank of America Corporation, 4.61%, 04/25/06	49,647,847
50,000,000	J.P. Morgan Chase & Company, Inc., 4.47%, 03/16/06	49,906,875
50,000,000	J.P. Morgan Chase & Company, Inc., 4.55%, 04/17/06	49,702,986
50,000,000	State Street Corporation, 4.36%, 03/06/06	49,969,722
50,000,000	State Street Corporation, 4.39%, 03/14/06	49,920,736

		348,616,541

Beverages—0.7%
10,550,000	The Coca-Cola Company, 4.48%, 04/03/06	10,506,675
30,000,000	The Coca-Cola Company, 4.51%, 04/13/06	29,838,392

		40,345,067

Chemicals—0.3%
13,585,000	E.I. du Pont de Nemours and Company, 4.45%, 03/20/06	13,553,094

Cosmetics/Personal Care—6.1%
50,000,000	Colgate-Palmolive Company, 4.47%, 03/09/06	49,950,333
37,100,000	Colgate-Palmolive Company, 4.46%, 03/13/06	37,044,845
50,000,000	Kimberly-Clark Worldwide, 4.36%, 03/01/06	50,000,000
50,000,000	Kimberly-Clark Worldwide, 4.49%, 04/06/06	49,775,500
50,000,000	The Procter & Gamble Company, 4.47%, 03/17/06	49,900,667

Principal Amount		Value
Commercial Paper (continued)
82,420,000	The Procter & Gamble Company, 4.47%, 03/22/06	82,205,090
17,580,000	The Procter & Gamble Company, 4.47%, 03/24/06	17,529,794

		336,406,229

Diversified Manufacturer—2.9%
10,000,000	3M Company, 4.40%, 03/23/06	9,973,111
40,000,000	General Electric Company, 4.48%, 03/06/06	39,975,111
110,000,000	General Electric Company, 4.38%, 03/07/06	109,919,700

		159,867,922

Financial Services—2.7%
50,000,000	Citigroup Funding Inc., 4.40%, 03/02/06	49,993,889
50,000,000	Citigroup Funding Inc., 4.45%, 03/02/06	49,993,819
50,000,000	Citigroup Funding Inc., 4.42%, 03/21/06	49,877,222

		149,864,930

Office/Business Equipment—1.8%
30,370,000	Pitney Bowes, Inc., 4.45%, 03/06/06	30,351,230
50,000,000	Pitney Bowes, Inc., 4.46%, 03/20/06	49,882,306
19,630,000	Pitney Bowes, Inc., 4.47%, 03/27/06	19,566,628

		99,800,164

Oil & Gas—5.5%
50,000,000	ChevronTexaco Funding Corporation, 4.47%, 04/03/06	49,795,125
50,000,000	ChevronTexaco Funding Corporation, 4.49%, 04/11/06	49,744,319
50,000,000	ChevronTexaco Funding Corporation, 4.50%, 04/13/06	49,731,250
65,000,000	Shell International Finance BV, 4.31%, 03/03/06	64,984,436
37,846,000	Shell International Finance BV, 4.52%, 04/05/06	37,679,688

The accompanying notes are an integral part of the financial statements.

2

Heritage Cash Trust—Money Market Fund

Statement of Net Assets

February 28, 2006

(unaudited)

(continued)

Principal Amount		Value
Commercial Paper (continued)
$ 47,154,000	Shell International Finance BV, 4.52%, 04/10/06	$46,917,182

		298,852,000

Pharmaceuticals—1.1%
21,065,000	Pfizer Investment Capital Ltd., 4.47%, 03/24/06	21,004,842
41,100,000	Pfizer Investment Capital Ltd., 4.54%, 04/21/06	40,835,950

		61,840,792

Retail—2.3%
50,000,000	Wal-Mart Stores Inc., 4.37%, 03/07/06	49,963,583
50,000,000	Wal-Mart Stores Inc., 4.32%, 03/14/06	49,922,000
25,000,000	Wal-Mart Stores Inc., 4.36%, 03/21/06	24,939,444

		124,825,027

Total Domestic (cost $1,633,971,766)		1,633,971,766

Foreign—30.0%(b)
Banks—16.3%
50,000,000	ABN AMRO North America Finance Inc., 4.36%, 03/10/06	49,945,500
50,000,000	ABN AMRO North America Finance Inc., 4.41%, 03/13/06	49,926,500
50,000,000	Barclays U.S. Funding Corporation, 4.46%, 03/20/06	49,882,438
50,000,000	Barclays U.S. Funding Corporation, 4.49%, 03/27/06	49,837,861
25,000,000	Danske Corporation, 4.50%, 03/08/06	24,978,149
25,000,000	Danske Corporation, 4.50%, 03/13/06	24,962,542
50,000,000	Danske Corporation, 4.59%, 04/24/06	49,655,750
60,000,000	Deutsche Bank Financial Inc., 4.36%, 03/03/06	59,985,467
40,000,000	Deutsche Bank Financial Inc., 4.43%, 03/17/06	39,921,333

Principal Amount		Value
Commercial Paper (continued)
50,000,000	HBOS Treasury Services PLC, 4.53%, 04/07/06	49,767,208
50,000,000	HBOS Treasury Services PLC, 4.54%, 04/07/06	49,766,951
32,900,000	KFW International Finance, 4.45%, 03/03/06	32,891,866
17,100,000	KFW International Finance, 4.40%, 03/15/06	17,070,740
40,000,000	KFW International Finance, 4.52%, 04/13/06	39,784,044
10,000,000	KFW International Finance, 4.53%, 04/17/06	9,940,858
100,000,000	Rabobank USA Financial Corporation, 4.55%, 03/01/06	100,000,000
50,000,000	Royal Bank of Scotland, 4.40%, 03/09/06	49,951,167
50,000,000	Royal Bank of Scotland, 4.54%, 04/10/06	49,748,056
50,000,000	UBS Finance Delaware, LLC, 4.50%, 03/23/06	49,862,500
50,000,000	UBS Finance Delaware, LLC, 4.58%, 04/18/06	49,694,667

		897,573,597

Financial Services—4.5%
50,000,000	Siemens Capital Corporation, 4.50%, 03/29/06	49,825,000
44,950,000	Siemens Capital Corporation, 4.50%, 03/31/06	44,781,438
50,000,000	Toyota Motor Credit Corporation, 4.44%, 03/24/06	49,858,167
40,000,000	Toyota Motor Credit Corporation, 4.50%, 03/31/06	39,850,000
60,000,000	Toyota Motor Credit Corporation, 4.51%, 04/05/06	59,736,917

		244,051,522

Food—4.2%
34,100,000	Nestle Capital Corporation, 4.45%, 03/06/06	34,078,924
50,000,000	Nestle Capital Corporation, 4.48%, 04/03/06	49,794,667

The accompanying notes are an integral part of the financial statements.

3

Heritage Cash Trust—Money Market Fund

Statement of Net Assets

February 28, 2006

(unaudited)

(continued)

Principal Amount		Value
Commercial Paper (continued)
$ 29,700,000	Nestle Capital Corporation, 4.53%, 04/17/06	$29,524,349
36,200,000	Nestle Capital Corporation, 4.54%, 04/18/06	35,981,111
20,000,000	Unilever Capital Corporation, 4.47%, 03/21/06	19,950,333
12,200,000	Unilever Capital Corporation, 4.46%, 03/23/06	12,166,748
10,000,000	Unilever Capital Corporation, 4.47%, 03/24/06	9,971,442
40,000,000	Unilever Capital Corporation, 4.47%, 03/27/06	39,870,867

		231,338,441

Pharmaceuticals—2.7%
45,000,000	GlaxoSmithKline Finance PLC, 4.48%, 03/30/06	44,837,600
15,000,000	GlaxoSmithKline Finance PLC, 4.49%, 03/30/06	14,945,746
90,000,000	GlaxoSmithKline Finance PLC, 4.53%, 04/19/06	89,445,075

		149,228,421

Regional Agencies—2.3%
10,000,000	The Canadian Wheat Board, 4.29%, 03/06/06	9,994,042
15,000,000	The Canadian Wheat Board, 4.29%, 03/07/06	14,989,275
30,000,000	The Canadian Wheat Board, 4.45%, 04/05/06	29,870,208
35,000,000	The Canadian Wheat Board, 4.51%, 04/20/06	34,781,007
35,000,000	The Canadian Wheat Board, 4.51%, 04/24/06	34,763,225

		124,397,757

Total Foreign (cost $1,646,589,738)		1,646,589,738

Total Commercial Paper (cost $3,280,561,504)		3,280,561,504

Principal Amount		Value
U.S. Government-Sponsored Enterprises—38.5%(a)
45,000,000	Fannie Mae, 4.26%, 03/01/06	45,000,000
50,000,000	Fannie Mae, 4.33%, 03/09/06	49,951,889
49,875,000	Fannie Mae, 4.26%, 03/22/06	49,751,119
19,944,000	Fannie Mae, 4.28%, 03/22/06	19,894,206
40,000,000	Fannie Mae, 4.42%, 03/29/06	39,862,489
98,000,000	Fannie Mae, 4.33%, 04/05/06	97,587,447
100,000,000	Fannie Mae, 4.34%, 04/05/06	99,578,056
49,500,000	Fannie Mae, 4.35%, 04/05/06	49,290,897
85,000,000	Fannie Mae, 4.48%, 04/12/06	84,555,693
50,000,000	Fannie Mae, 4.49%, 05/03/06	49,607,125
27,085,000	Fannie Mae, 4.50%, 05/03/06	26,871,706
50,000,000	Federal Home Loan Bank, 4.25%, 03/08/06	49,958,681
35,000,000	Federal Home Loan Bank, 4.26%, 03/08/06	34,971,008
50,000,000	Federal Home Loan Bank, 4.28%, 03/10/06	49,946,500
40,000,000	Federal Home Loan Bank, 4.33%, 03/15/06	39,932,644
20,000,000	Federal Home Loan Bank, 4.32%, 03/17/06	19,961,600
50,000,000	Federal Home Loan Bank, 4.35%, 03/24/06	49,861,042
40,000,000	Federal Home Loan Bank, 4.30%, 03/31/06	39,856,667
36,333,000	Federal Home Loan Bank, 4.45%, 04/12/06	36,144,371
135,000,000	Federal Home Loan Bank, 4.49%, 04/19/06	134,174,962
50,000,000	Federal Home Loan Bank, 4.52%, 04/26/06	49,648,444
20,000,000	Federal Home Loan Bank, 4.52%, 04/28/06	19,854,356
50,000,000	Federal Home Loan Bank, 4.49%, 05/03/06	49,607,125
50,000,000	Federal Home Loan Bank, 4.50%, 05/05/06	49,593,750
100,000,000	Federal Home Loan Bank, 4.52%, 05/12/06	99,097,000
68,000,000	Freddie Mac, 4.25%, 03/07/06	67,951,890
44,000,000	Freddie Mac, 4.34%, 03/10/06	43,952,260

The accompanying notes are an integral part of the financial statements.

4

Heritage Cash Trust—Money Market Fund

Statement of Net Assets

February 28, 2006

(unaudited)

(continued)

Principal Amount		Value
U.S. Government-Sponsored Enterprises (continued)
$ 38,733,000	Freddie Mac, 4.26%, 03/13/06	$38,677,960
37,982,000	Freddie Mac, 4.27%, 03/14/06	37,923,434
50,000,000	Freddie Mac, 4.42%, 03/27/06	49,840,389
84,000,000	Freddie Mac, 4.31%, 03/28/06	83,728,470
100,000,000	Freddie Mac, 4.33%, 04/04/06	99,591,056
28,900,000	Freddie Mac, 4.45%, 04/18/06	28,728,527
110,000,000	Freddie Mac, 4.49%, 05/02/06	109,149,394
50,000,000	Freddie Mac, 4.51%, 05/08/06	49,574,055
120,000,000	Freddie Mac, 4.52%, 05/09/06	118,961,070
25,000,000	Freddie Mac Note, 4.76%, 02/09/07 (callable quarterly)	25,000,000
25,000,000	Freddie Mac Note, 4.92%, 02/28/07 (callable 8/1/06)	25,000,000

Total U.S. Government-Sponsored Enterprises (cost $2,112,637,282)		2,112,637,282

Certificates of Deposit—1.8%(a)
50,000,000	Wells Fargo & Company, 4.50%, 03/23/06	50,000,000
50,000,000	Wells Fargo & Company, 4.52%, 03/30/06	50,000,000

Total Certificates of Deposit (cost $100,000,000)		100,000,000

Total Investment Portfolio excluding repurchase agreement (cost $5,493,198,786)		5,493,198,786

Repurchase Agreement—0.2%(a)
Repurchase Agreement with State Street Bank and Trust Company, dated February 28, 2006 @ 4.40% to be repurchased at $10,881,330 on March 1, 2006, collateralized by $10,935,000 United States Treasury Notes, 4.750% due November 15, 2008, (market value $11,106,161 including interest) (cost $10,880,000)		10,880,000

Total Investment Portfolio (cost $5,504,078,786)(c), 100.2%(a)		5,504,078,786
Other Assets and Liabilities, net, (0.2%)(a)		(9,646,528)

Net Assets, (consisting of paid-in-capital net of accumulated net realized loss of $3,174), 100.0%		$5,494,432,258

Class A Shares
Net asset value, offering and redemption price per share, ($5,490,103,677 divided by 5,490,107,086 shares outstanding)	$1.00

Class B Shares
Net asset value, offering and redemption price per share, ($2,068,119 divided by 2,067,946 shares outstanding)	$1.00

Class C Shares
Net asset value, offering and redemption price per share, ($2,260,462 divided by 2,260,400 shares outstanding) .	$1.00

(a)	Percentages indicated are based on net assets.
(b)	U.S. dollar denominated.
(c)	The aggregate identified cost for federal income tax purposes is the same.

Maturity Schedule(*)

February 28, 2006 (% of total investments)

1-7 Days	15.8%
8-14 Days	12.5%
15-30 Days	23.4%
31-60 Days	37.3%
61-90 Days	10.1%
91-397 Days	0.9%

Total	100.0%

(*)	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

The accompanying notes are an integral part of the financial statements.

5

Heritage Cash Trust—Money Market Fund

Understanding Your Fund’s Expenses

(unaudited)

Understanding Your Fund’s Expenses

As a mutual fund investor, you pay two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (2) ongoing costs, such as management fees; distribution (12b-1) fees; and other expenses. Using the tables below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect one-time transaction expenses, such as sales charges (loads) and redemption fees. Therefore, if these transactional costs were included, your costs would have been higher. For more information, see your Fund’s prospectus or contact your financial advisor.

Review Your Fund’s Actual Expenses

The table below shows the actual expenses you would have paid on a $1,000 investment in Heritage Cash Trust—Money Market Fund on September 1, 2005 and held through February 28, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns after ongoing expenses. This table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Actual	Beginning Account Value September 1, 2005	Ending Account Value February 28, 2006	Expenses Paid During Period*
Class A	$1,000.00	$1,016.73	$3.65
Class B	$1,000.00	$1,016.73	$3.65
Class C	$1,000.00	$1,016.73	$3.65

Hypothetical Example for Comparison Purposes

All mutual funds now follow guidelines to assist shareholders in comparing expenses between different funds. Per these guidelines, the table below shows your Fund’s expenses based on a $1,000 investment and assuming for the period a hypothetical 5% rate of return before ongoing expenses, which is not the Fund’s actual return. Please note that you should not use this information to estimate your actual ending account balance and expenses paid during the period. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the Fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison.

Hypothetical (5% return before expenses)	Beginning Account Value September 1, 2005	Ending Account Value February 28, 2006	Expenses Paid During Period*
Class A	$1,000.00	$1,021.17	$3.66
Class B	$1,000.00	$1,021.17	$3.66
Class C	$1,000.00	$1,021.17	$3.66

*	Expenses are calculated using the Fund’s annualized expense ratio of 0.73% for Class A, Class B and Class C shares, multiplied by the average account value for the period, then multiplying the result by the actual number of days in the period (181); and then dividing that result by the actual number of days in the fiscal year (365).

The accompanying notes are an integral part of the financial statements.

6

Heritage Cash Trust—Money Market Fund

Statement of Operations

For the Six-Month Period Ended February 28, 2006

(unaudited)

Investment Income:
Income:
Interest		$105,338,777
Expenses:
Management fee	$10,574,843
Distribution fee (Class A)	3,859,996
Distribution fee (Class B)	1,929
Distribution fee (Class C)	1,880
Shareholder servicing fees	3,778,593
Registration fees and expenses	140,053
Custodian fee	133,380
Reports to shareholders	130,345
Federal registration expense	56,663
Professional fees	46,377
Fund accounting fee	42,414
Insurance	37,051
Trustees’ fees and expenses	11,701
Other	5,920

Total expenses		18,821,145

Net investment income from operations		$86,517,632

Statements of Changes in Net Assets

	For the Six-Month Period Ended February 28, 2006 (unaudited)	For the Fiscal Year Ended August 31, 2005
Increase (decrease) in net assets:
Operations:
Net investment income from operations	$86,517,632	$92,701,142
Distributions to shareholders from:
Net investment income Class A shares, ($0.017 and $0.018 per share, respectively)	(86,432,882)	(92,594,036)
Net investment income Class B shares, ($0.017 and $0.018 per share, respectively)	(42,861)	(55,852)
Net investment income Class C shares, ($0.017 and $0.018 per share, respectively)	(41,889)	(51,254)

Net distributions to shareholders	(86,517,632)	(92,701,142)
Increase (decrease) in net assets from Fund share transactions	529,561,808	(145,906,301)

Increase (decrease) in net assets	529,561,808	(145,906,301)
Net assets, beginning of period	4,964,870,450	5,110,776,751

Net assets, end of period	$5,494,432,258	$4,964,870,450

The accompanying notes are an integral part of the financial statements.

7

Heritage Cash Trust—Money Market Fund

Financial Highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

	Class A Shares
	For the Six- Month Period Ended February 28, 2006 (unaudited)		For the Fiscal Years Ended August 31
			2005	2004	2003	2002	2001
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net investment income (a)	0.017		0.018	0.004	0.007	0.015	0.048
Less Distributions:
Dividends from net investment income and net realized gains (a)	(0.017)		(0.018)	(0.004)	(0.007)	(0.015)	(0.048)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return (%)	1.67	(b)	1.84	0.42	0.66	1.53	4.87
Ratios (%)/ Supplemental Data:
Operating expenses, net, to average daily net assets	0.73	(c)	0.71	0.70	0.70	0.70	0.72
Net investment income to average daily net assets	3.36	(c)	1.82	0.42	0.65	1.51	4.69
Net assets, end of period ($ millions)	5,490		4,960	5,103	5,479	5,106	4,757

(a)	Includes net realized gains and losses which were less than $.001 per share for each of the periods.
(b)	Not annualized.
(c)	Annualized.

The accompanying notes are an integral part of the financial statements.

8

Heritage Cash Trust—Money Market Fund

Financial Highlights

(continued)

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

	Class B Shares							Class C Shares
	For the Six- Month Period Ended February 28, 2006 (unaudited)		For the Fiscal Years Ended August 31					For the Six- Month Period Ended February 28, 2006 (unaudited)		For the Fiscal Years Ended August 31
			2005	2004	2003	2002	2001			2005	2004	2003	2002	2001
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net investment income (a)	0.017		0.018	0.004	0.007	0.015	0.048	0.017		0.018	0.004	0.007	0.015	0.048
Less Distributions:
Dividends from net investment income and net realized gains (a)	(0.017)		(0.018)	(0.004)	(0.007)	(0.015)	(0.048)	(0.017)		(0.018)	(0.004)	(0.007)	(0.015)	(0.048)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return (%)	1.67	(b)	1.84	0.42	0.66	1.53	4.87	1.67	(b)	1.84	0.42	0.66	1.53	4.87
Ratios (%)/ Supplemental Data:
Operating expenses, net, to average daily net assets	0.73	(c)	0.71	0.70	0.70	0.70	0.72	0.73	(c)	0.71	0.70	0.70	0.70	0.72
Net investment income to average daily net assets	3.33	(c)	1.77	0.42	0.67	1.52	4.40	3.34	(c)	1.76	0.42	0.67	1.47	4.63
Net assets, end of period ($ millions)	2		3	4	5	6	4	2		2	4	6	6	2

(a)	Includes net realized gains and losses which were less than $.001 per share for each of the periods.
(b)	Not annualized.
(c)	Annualized.

The accompanying notes are an integral part of the financial statements.

9

Heritage Cash Trust—Money Market Fund

Notes to Financial Statements

(unaudited)

Note 1:	Significant Accounting Policies. Heritage Cash Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company consisting of two separate investment portfolios, the Money Market Fund (the “Fund”) and the Municipal Money Market Fund. The Fund seeks to achieve maximum current income consistent with stability of principal. The Fund currently offers Class A and Class C shares. Effective February 1, 2004, Class B shares were not available for direct purchase. Class B shares will continue to be available through exchanges and dividend reinvestments as described in the Fund’s prospectus. Class A, B and C shares have no front end sales charges, but when redeemed, may be subject to a contingent deferred sales charge (CDSC) if they were acquired through an exchange from another Heritage mutual fund. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Security Valuation: The Fund uses the amortized cost method of security valuation (as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended). The amortized cost of an instrument is determined by valuing it at cost at the time of purchase and thereafter accreting/amortizing any purchase discount/premium at a constant rate until maturity.

Repurchase Agreements: The Fund enters into repurchase agreements whereby the Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount of at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Federal Income Taxes: The Fund is treated as a single corporate taxpayer as provided for in the Tax Reform Act of 1986, as amended. The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no provision has been made for federal income and excise taxes.

Distribution of Income and Gains: Distributions of net investment income and net realized gains available for distribution are declared daily and paid monthly. The Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Expenses: The Fund is charged for those expenses that are directly attributable to it, while other expenses are allocated proportionately among the Heritage mutual funds based upon methods approved by the Board of Trustees. Expenses that are directly attributable to a specific class of shares, such as distribution fees, are charged directly to that class. Other expenses of the Fund are allocated to each class of shares based upon their relative percentage of net assets.

10

Heritage Cash Trust—Money Market Fund

Notes to Financial Statements

(unaudited)

(continued)

Other: Investment security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis.

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Note 2:	Fund Shares. At February 28, 2006, there was an unlimited number of shares of beneficial interest of no par value authorized.

Transactions in Class A, B and C shares and dollars of the Fund during the six-month period ended February 28, 2006 at a net asset value of $1.00 per share, were as follows:

	Class A	Class B	Class C
Shares sold/exchanged	11,055,377,422	412,309	1,406,195
Shares issued on reinvestment of distributions	85,827,614	32,571	40,418
Shares redeemed	(10,611,002,474)	(1,009,574)	(1,522,673)

Net increase (decrease)	530,202,562	(564,694)	(76,060)
Shares outstanding:
Beginning of period	4,959,904,524	2,632,640	2,336,460

End of period	5,490,107,086	2,067,946	2,260,400

Transactions in Class A, B and C shares and dollars of the Fund during the fiscal year ended August 31, 2005 at a net asset value of $1.00 per share, were as follows:

	Class A	Class B	Class C
Shares sold/exchanged	20,203,620,611	666,616	3,000,006
Shares issued on reinvestment of distributions	90,789,522	40,688	45,966
Shares redeemed	(20,437,276,545)	(1,932,484)	(4,860,681)

Net decrease	(142,866,412)	(1,225,180)	(1,814,709)
Shares outstanding:
Beginning of fiscal year	5,102,770,936	3,857,820	4,151,169

End of fiscal year	4,959,904,524	2,632,640	2,336,460

11

Heritage Cash Trust—Money Market Fund

Notes to Financial Statements

(unaudited)

(continued)

Note 3:	Management, Distribution, Shareholder Servicing Agent, Fund Accounting and Trustees’ Fees. Under the Trust’s Investment Advisory and Administration Agreement with Heritage Asset Management, Inc. (the “Manager” or “Heritage”), Heritage manages, supervises and conducts the business and administrative affairs of the Fund. For these services, the Fund agreed to pay to the Manager an annual fee as a percentage of the Fund’s average daily net assets, computed daily based on the schedule below and payable monthly. The amount payable to the Manager as of February 28, 2006, was $1,736,842.

Fund’s Average Daily Net Assets	Management Fee Rate
First $500 million	0.500%
Next $500 million	0.475%
Next $500 million	0.450%
Next $500 million	0.425%
Next $500 million	0.400%
Next $2.5 billion	0.375%
Next $2.5 billion	0.360%
Next $2.5 billion	0.350%
Greater than $10 billion	0.340%

Pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended, the Fund is authorized to pay Raymond James & Associates, Inc. (the “Distributor” or “RJA”) a fee of 0.15% of the average daily net assets. Such fee is accrued daily and payable monthly. The amount payable to the Distributor as of February 28, 2006 was $629,837. The Manager, Distributor, Fund Accountant and Shareholder Servicing Agent are all wholly-owned subsidiaries of Raymond James Financial, Inc. (“RJF”).

The Distributor has advised the Fund that it generated $30,283 and $1,246 in contingent deferred sales charges for Class B and Class C shares, respectively during the six-month period ended February 28, 2006. From these fees, the Distributor paid sales commissions to sales persons and incurred other distribution costs.

The Manager is also the Shareholder Servicing Agent and Fund Accountant for the Fund. The Manager charged $3,778,593 for Shareholder Servicing fees and $42,414 for Fund Accounting services, of which $1,205,770 and $8,200 were payable as of February 28, 2006, respectively. For providing Shareholder Servicing, the Manager receives payment from the Fund at a fixed fee per account plus any out-of-pocket expenses. For providing Fund Accounting Services, the Manager receives payment from the Fund at a fixed fee per fund, a fixed fee per class and any out-of-pocket expenses.

12

Heritage Cash Trust—Money Market Fund

Notes to Financial Statements

(unaudited)

(continued)

Trustees of the Trust also serve as Trustees for Heritage Capital Appreciation Trust, Heritage Growth and Income Trust, Heritage Income Trust and Heritage Series Trust, all of which are investment companies that are also advised by the Manager of the Trust (collectively referred to as the “Heritage Mutual Funds”). Each Trustee of the Heritage Mutual Funds who is not an employee of the Manager or employee of an affiliate of the Manager receives an annual fee of $23,000 and an additional fee of $3,000 for each combined quarterly meeting of the Heritage Mutual Funds attended. In addition, each independent Trustee that serves on the Audit Committee or Compliance Committee will receive $1,000 for attendance at their respective meeting (in person or telephonic). In addition to meeting fees, the Lead Independent Trustee will receive an annual retainer of $2,500, the Compliance Committee Chair will receive an annual retainer of $3,000, and the Audit Committee Chair will receive an annual retainer of $3,500. Trustees’ fees and expenses are paid equally by each portfolio in the Heritage Mutual Funds.

Note 4:	Federal Income Taxes. The timing and character of certain income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) from investment transactions for a reporting period may differ from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital or accumulated net realized gain (loss), as appropriate, in the period that the differences arise. Results of operations and net assets are not affected by these reclassifications. For the fiscal year ended August 31, 2005, there were no reclassifications arising from permanent tax differences. As of August 31, 2005, the Fund had net tax basis capital loss carryforwards in the aggregate of $3,174. This capital loss carryforward may be applied to any net taxable capital gain until the expiration date of 2012. All dividends paid by the Fund from net investment income are deemed to be ordinary income for Federal income tax purposes.

Heritage Cash Trust—Money Market Fund

Additional Information

(unaudited)

Beginning with the Fund’s fiscal quarter ended November 30, 2004, the Fund began filing its complete schedule of portfolio holdings with the Securities Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q; the Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov; and the Fund’s Form N-Q filings may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

13

Heritage

Cash

Trust

Municipal Money Market Fund

Semiannual Report

(Unaudited) and Investment Performance Review for the Six-Month Period Ended February 28, 2006

March 15, 2006

Dear Fellow Shareholders:

I am pleased to provide you with the semiannual report for the Heritage Cash Trust–Municipal Money Market Fund (the “Fund”) for the six-month period ended February 28, 2006. Since the prior reporting period, the economy has continued to grow at a healthy pace. In order to prevent the economy from overheating and developing inflationary pressures, the Federal Reserve Bank has continued to increase the target federal funds rate at a measured pace of 0.25% at each of their Federal Open Market Committee meetings held during the period resulting in a rate increase during the reporting period from 3.50% to 4.50%. The Federal Reserve Bank continued to reiterate their balanced view on growth and inflation. Short-term tax-exempt interest rates increased along with federal funds rate. As a result, the Fund’s seven-day current yield(a) increased from 1.85% on August 31, 2005 to 2.54% on February 28, 2006. This performance data represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted. To obtain more current performance, please visit the Fund’s website at www.HeritageFunds.com.

As of February 28, 2006, the Fund’s investment portfolio was comprised of approximately 77% tax-exempt floating rate notes, 2% fixed rate notes, 1% short-term puts, and 20% commercial paper. The large composition of floating rate notes provide the Fund with ample liquidity. The investments in commercial paper provide more relative value than fixed rate notes and bonds. The entire portfolio is invested in highly rated tier-one securities. These high quality investments satisfied the requirements set forth by Standard and Poor’s Rating Group to maintain the Fund’s AAAm rating(b). Ratings are subject to change and do not remove market risk from your investment.

On behalf of Heritage, I thank you for your continued investment in the Heritage Cash Trust–Municipal Money Market Fund. If you have any questions or comments, please contact your financial advisor or Heritage at (800) 421-4184.

Sincerely,

Stephen G. Hill

President

(a) An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Please consider the investment objectives, risks, charges, and expenses of any fund carefully before investing. Contact Heritage at (800) 421-4184 or your financial advisor for a prospectus, which contains this and other important information about the Fund. Read the prospectus carefully before you invest.

(b) Standard & Poor’s, a widely recognized independent authority on credit quality, rates certain money market funds based on weekly analysis. When rating a money market fund, Standard & Poor’s assesses the safety of principal. According to Standard & Poor’s, a fund rated AAAm (‘‘m’’ denotes money market fund) offers excellent safety features and has superior capacity to maintain principal value and limit exposure to loss. In evaluating safety, Standard & Poor’s focuses on credit quality, liquidity, and management of the Fund.

1

Heritage Cash Trust—Municipal Money Market Fund

Statement of Net Assets

February 28, 2006

(unaudited)

Principal Amount		Value
Notes, Bonds & Variable Rate Demand Notes—79.6%(a)(b)
Alabama—1.5%
$10,550,000	Alabama Housing Finance Authority, 3.25%(c) Multi Family Housing Revenue Bond Hunter Ridge Apartments Project, Series 05F, AMT, 03/07/06 LOC: Federal Home Loan Mortgage Corporation	$10,550,000
6,400,000	Stevenson Industrial Development Board, 3.25%(c) Industrial Development Revenue Bond Mead Corporation Project, Series 97, AMT, 03/07/06 LOC: JP Morgan Chase Bank	6,400,000

		16,950,000

Arizona—0.9%
3,400,000	Maricopa County Industrial Development Authority, 3.22%(c) Multi Family Housing Revenue Bond San Remo Apartments Project, Series 00A, AMT, 03/07/06 LOC: Federal National Mortgage Association	3,400,000
6,750,000	Maricopa County Industrial Development Authority, 3.28%(c) Multi Family Housing Revenue Bond San Fernando Apartments Project, Series 04, AMT, 03/07/06 LOC: Federal National Mortgage Association	6,750,000

		10,150,000

Arkansas—1.1%
6,000,000	Arkansas Development Finance Authority, 3.25%(c) Industrial Development Revenue Bond Teris LLC Project, Series 02, AMT, 03/07/06 LOC: Wachovia Bank, N.A.	6,000,000

Principal Amount		Value
Notes, Bonds & Variable Rate Demand Notes (continued)
Arkansas (continued)
6,400,000	Pulaski County, 3.26%(c) Multi Family Housing Revenue Bond Markham Oaks & Indian Hills Apartments Project, Series 05, AMT, 03/07/06 LOC: Regions Bank	6,400,000

		12,400,000

Colorado—2.2%
14,160,000	Colorado Housing & Finance Authority, 3.24%(c) Pollution Control Revenue Bond Waste Management Inc. Project, Series 02, AMT, 03/07/06 LOC: J.P. Morgan Chase Bank	14,160,000
8,300,000	Colorado Housing & Finance Authority, 3.24%(c) Pollution Control Revenue Bond Waste Management Inc. Project, Series 03, AMT, 03/07/06 LOC: Wachovia Bank, N.A.	8,300,000
2,300,000	Traer Creek Metropolitan District, 3.22%(c) Eagle County Project, Series 02, 03/07/06 LOC: BNP Paribas	2,300,000

		24,760,000

Connecticut—0.6%
5,300,000	Connecticut Housing Finance Authority, 3.20%(c) Multi Family Housing Revenue Bond Mortgage Finance Project, AMBAC, Series 02B, AMT, 03/07/06 BPA: Federal Home Loan Bank	5,300,000

The accompanying notes are an integral part of the financial statements.

2

Heritage Cash Trust—Municipal Money Market Fund

Statement of Net Assets

February 28, 2006

(unaudited)

(continued)

Principal Amount		Value
Notes, Bonds & Variable Rate Demand Notes (continued)
Connecticut (continued)
$ 1,500,000	Connecticut State Health & Education Facility Authority, 3.16%(c) Higher Education Bond Yale University Project, Series 03X-2, 03/07/06	$1,500,000

		6,800,000

District Of Columbia—0.7%
8,130,000	Metropolitan Washington Airport Authority, 3.25%(c) Airport Facilities Revenue Bond FSA, Series 02C, AMT, 03/07/06 BPA: Dexia	8,130,000

Florida—2.1%
5,905,000	Hillsborough County Housing Finance Authority, 3.22%(c) Multi Family Housing Revenue Bond Brandon Crossing Apartments Project, Series 98A, AMT, 03/07/06 LOC: Federal National Mortgage Association	5,905,000
13,000,000	Orlando & Orange County Expressway Authority, 3.15%(c) Transportation Revenue Bond AMBAC, Series 05, 03/07/06 BPA: Wachovia Bank, N.A.	13,000,000
4,400,000	Palm Beach County School Board, 3.18%(c) Certificates of Participation Project, FSA, Series 02B, 03/07/06 BPA: Dexia	4,400,000

		23,305,000

Principal Amount		Value
Notes, Bonds & Variable Rate Demand Notes (continued)
Georgia—4.4%
3,200,000	Bibb County Development Authority, 3.19%(c) Industrial Development Revenue Bond Mount de Sales Academy Project, Series 00, 03/07/06 LOC: SunTrust Bank	3,200,000
1,400,000	Clayton County Development Authority, 3.24%(c) Industrial Development Revenue Bond C. W. Matthews Contracting Project, Series 00, AMT, 03/07/06 LOC: Bank of America	1,400,000
3,900,000	DeKalb County Housing Authority, 3.24%(c) Multi Family Housing Revenue Bond Mountain Crest Apartments Project, Series 02A-1, AMT, 03/07/06 LOC: SunTrust Bank	3,900,000
12,525,000	East Point Housing Authority, 3.29%(c) Multi Family Housing Revenue Bond Eagles Creste Apartments Project, Series 03, AMT, 03/07/06 LOC: Federal Home Loan Mortgage Corporation	12,525,000
16,000,000	Fulton County Development Authority, 3.29%(c) Multi Family Housing Revenue Bond Hidden Creste Apartments Project, Series 04, AMT, 03/07/06 LOC: J.P. Morgan Chase Bank	16,000,000
2,500,000	Gainesville & Hall County Development Authority, 3.30%(c) Industrial Development Revenue Bond IMS Gear Project, Series 00, AMT, 03/07/06 LOC: Wachovia Bank, N.A.	2,500,000

The accompanying notes are an integral part of the financial statements.

Heritage Cash Trust—Municipal Money Market Fund

Statement of Net Assets

February 28, 2006

(unaudited)

(continued)

Principal Amount		Value
Notes, Bonds & Variable Rate Demand Notes (continued)
Georgia (continued)
$ 1,700,000	Rockmart Development Authority, 3.30%(c) Industrial Development Revenue Bond C. W. Matthews Contracting Project, Series 00, AMT, 03/07/06 LOC: Wachovia Bank, N.A.	$1,700,000
8,100,000	Roswell Housing Authority, 3.25%(c) Multi Family Housing Revenue Bond Park Ridge Apartments Project, Series 03, AMT, 03/07/06 LOC: Federal National Mortgage Association	8,100,000

		49,325,000

Illinois—6.1%
4,405,000	Chicago Industrial Development Authority, 3.28%(c) Industrial Development Revenue Bond Evans Food Products Company Project, Series 98, AMT, 03/07/06 LOC: LaSalle National Trust, N.A.	4,405,000
2,895,000	Chicago, 3.28%(c) Industrial Development Revenue Bond Andres Imaging & Graphics Project, Series 00, AMT, 03/07/06 LOC: LaSalle National Trust, N.A.	2,895,000
2,935,000	Chicago, 3.33%(c) Multi Family Housing Revenue Bond North Larrabee Project, Series 01A, AMT, 03/07/06 LOC: Harris Trust and Savings Bank	2,935,000
2,900,000	Hennepin, 3.28%(c) Pollution Control Revenue Bond Hennepin-Hopper Lakes Project, Series 01, 03/07/06 LOC: Harris Trust and Savings Bank	2,900,000

Principal Amount		Value
Notes, Bonds & Variable Rate Demand Notes (continued)
Illinois (continued)
2,000,000	Illinois Development Finance Authority, 3.24%(c) Industrial Development Revenue Bond MPP Zinc Plating Plant Project, AMT, 03/07/06 LOC: Bank of America	2,000,000
2,200,000	Illinois Development Finance Authority, 3.28%(c) Industrial Development Revenue Bond Porter Athletic Equipment Project, AMT, 03/07/06 LOC: LaSalle National Trust, N.A.	2,200,000
2,690,000	Illinois Development Finance Authority, 3.28%(c) Industrial Development Revenue Bond Olive Can Company Project, Series 94, AMT, 03/07/06 LOC: LaSalle National Trust, N.A.	2,690,000
860,000	Illinois Development Finance Authority, 3.28%(c) Industrial Development Revenue Bond F. C. Limited Partnership Project, AMT, 03/01/06 LOC: LaSalle National Trust, N.A.	860,000
3,025,000	Illinois Development Finance Authority, 3.28%(c) Industrial Development Revenue Bond Touhy Limited Partnership Project, Series 96, AMT, 03/07/06 LOC: LaSalle National Trust, N.A.	3,025,000

The accompanying notes are an integral part of the financial statements.

Heritage Cash Trust—Municipal Money Market Fund

Statement of Net Assets

February 28, 2006

(unaudited)

(continued)

Principal Amount		Value
Notes, Bonds & Variable Rate Demand Notes (continued)
Illinois (continued)
$ 1,050,000	Illinois Development Finance Authority, 3.28%(c) Industrial Development Revenue Bond Emtech Machining & Grinding Project, Series 96, AMT, 03/07/06 LOC: LaSalle National Trust, N.A.	$1,050,000
3,455,000	Illinois Development Finance Authority, 3.28%(c) Industrial Development Revenue Bond Elite Manufacturing Technology Inc. Project, Series 99, AMT, 03/07/06 LOC: LaSalle National Trust, N.A.	3,455,000
600,000	Illinois Development Finance Authority, 3.30%(c) Industrial Development Revenue Bond Azteca Foods Inc. Project, Series 95, AMT, 03/07/06 LOC: LaSalle National Trust, N.A.	600,000
3,380,000	Illinois Development Finance Authority, 3.33%(c) Industrial Development Revenue Bond Northwest Pallet Supply Project, Series 01, AMT, 03/07/06 LOC: Harris Trust and Savings Bank	3,380,000
10,000,000	Illinois Development Finance Authority, 3.24%(c) Pollution Control Revenue Bond Waste Management Inc. Project, Series 02, AMT, 03/07/06 LOC: J.P. Morgan Chase Bank	10,000,000
6,715,000	Illinois Housing Development Authority, 3.25%(c) Multi Family Housing Revenue Bond Hyde Park Tower Project, Series 00A, AMT, 03/07/06 LOC: Federal National Mortgage Association	6,715,000

Principal Amount		Value
Notes, Bonds & Variable Rate Demand Notes (continued)
Illinois (continued)
3,930,000	Illinois Housing Development Authority, 3.26%(c) Multi Family Housing Revenue Bond Sterling Towers Project, Series 01, AMT, 03/07/06 LOC: LaSalle National Trust, N.A.	3,930,000
2,400,000	Illinois Student Assistance Commission, 3.26%(c) Student Loan Revenue Bond Series 97A, AMT, 03/07/06 LOC: J.P. Morgan Chase Bank	2,400,000
4,310,000	Lake County, 3.23%(c) Multi Family Housing Revenue Bond Rosewood Apartments Project, Series 04, AMT, 03/07/06 LOC: Federal Home Loan Mortgage Corporation	4,310,000
4,320,000	Lake County, 3.26%(c) Water & Sewer System Revenue Bond Countryside Landfill Project, Series 96B, AMT, 03/07/06 LOC: J.P. Morgan Chase Bank	4,320,000
2,065,000	Rock Island County Metropolitan Airport Authority, 3.24%(c) Airport Facilities Revenue Bond Quad City International Airport Project, Series 98, AMT, 03/07/06 LOC: U.S. Bank N.A.	2,065,000
1,820,000	Wheeling, 3.37%(c) Industrial Development Revenue Bond V-S Industries Inc. Project, Series 00, AMT, 03/07/06 LOC: Harris Trust and Savings Bank	1,820,000
1,100,000	Will County, 3.04%(c) Industrial Development Revenue Bond BP Amoco Project, Series 02, AMT, 03/01/06	1,100,000

		69,055,000

The accompanying notes are an integral part of the financial statements.

Heritage Cash Trust—Municipal Money Market Fund

Statement of Net Assets

February 28, 2006

(unaudited)

(continued)

Principal Amount		Value
Notes, Bonds & Variable Rate Demand Notes (continued)
Indiana—1.7%
$ 2,550,000	Elkhart County, 3.25%(c) Multi Family Housing Revenue Bond Johnson Street Apartments Project, Series 98A, AMT, 03/07/06 LOC: Federal Home Loan Bank	$2,550,000
2,500,000	Gibson County, 3.25%(c) Pollution Control Revenue Bond Toyota Motor Manufacturing Project, Series 97, AMT, 03/07/06	2,500,000
3,000,000	Gibson County, 3.25%(c) Pollution Control Revenue Bond Toyota Motor Manufacturing Project, Series 99A, AMT, 03/07/06	3,000,000
1,000,000	Gibson County, 3.25%(c) Pollution Control Revenue Bond Toyota Motor Manufacturing Project, Series 00A, AMT, 03/07/06	1,000,000
4,000,000	Gibson County, 3.25%(c) Pollution Control Revenue Bond Toyota Motor Manufacturing Project, Series 01, AMT, 03/07/06	4,000,000
3,000,000	Gibson County, 3.25%(c) Pollution Control Revenue Bond Toyota Motor Manufacturing Project, Series 01B, AMT, 03/07/06	3,000,000
2,855,000	Valparaiso, 3.24%(c) Industrial Development Revenue Bond Block Heavy & Highway Products Project, Series 99, AMT, 03/07/06 LOC: U.S. Bank N.A.	2,855,000

		18,905,000

Iowa—1.0%
7,500,000	Iowa Higher Education Loan Authority, 3.19%(c) Student Loan Revenue Bond Luther College Project, Series 02, 03/07/06 LOC: U.S. Bank N.A.	7,500,000

Principal Amount		Value
Notes, Bonds & Variable Rate Demand Notes (continued)
Iowa (continued)
3,400,000	Orange City, 3.28%(c) Industrial Development Revenue Bond Vogel Enterprises LTD Project, AMT, 03/07/06 LOC: U.S. Bank N.A.	3,400,000

		10,900,000

Kansas—1.3%
6,000,000	Dodge City, 3.44%(c) Industrial Development Revenue Bond Farmland National Beef Packing Company Project, Series 00, AMT, 03/07/06 LOC: Rabobank Nederland	6,000,000
5,850,000	Liberal, 3.44%(c) Industrial Development Revenue Bond Farmland National Beef Packing Company Project, Series 00, AMT, 03/07/06 LOC: Rabobank Nederland	5,850,000
2,700,000	Shawnee Industrial Development Authority, 3.28%(c) Industrial Development Revenue Bond Thrall Enterprises Inc. Project, Series 94, AMT, 03/07/06 LOC: LaSalle National Trust, N.A.	2,700,000

		14,550,000

Kentucky—1.0%
11,240,000	Middletown, 3.22%(c) Christian Academy of Louisville Project, Series 04, 03/07/06 LOC: J.P. Morgan Chase Bank	11,240,000

The accompanying notes are an integral part of the financial statements.

Heritage Cash Trust—Municipal Money Market Fund

Statement of Net Assets

February 28, 2006

(unaudited)

(continued)

Principal Amount		Value
Notes, Bonds & Variable Rate Demand Notes (continued)
Louisiana—2.3%
$ 3,470,000	Caddo-Bossier Parishes Port Commission, 3.29%(c) Transportation Revenue Bond Oakley Louisiana Inc. Project, Series 98, AMT, 03/07/06 LOC: Regions Bank	$3,470,000
1,500,000	Calcasieu Parish Industrial Development Board, 3.30%(c) Industrial Development Revenue Bond Hydroserve Westlake LLC Project, Series 98, AMT, 03/07/06 LOC: J.P. Morgan Chase Bank	1,500,000
2,320,000	DeRidder Industrial Development Board, 3.29%(c) Industrial Development Revenue Bond Pax Inc. Project, Series 97, AMT, 03/07/06 LOC: J.P. Morgan Chase Bank	2,320,000
7,655,000	St. Charles Parish, 3.04%(c) Pollution Control Revenue Bond Shell Oil Company Project, Series 93, AMT, 03/01/06	7,655,000
11,250,000	St. Charles Parish, 3.04%(c) Industrial Development Revenue Bond Shell Oil Company Project, Series 92A, AMT, 03/01/06	11,250,000

		26,195,000

Maine—0.5%
5,675,000	Maine Finance Authority, 3.24%(c) Industrial Development Revenue Bond Jackson Laboratory Project, Series 02, 03/07/06 LOC: Bank of America	5,675,000

Principal Amount		Value
Notes, Bonds & Variable Rate Demand Notes (continued)
Maryland—0.5%
6,000,000	Montgomery County, 3.19%(c) Industrial Development Revenue Bond Georgetown Preparatory School Project, Series 05, 03/07/06 LOC: Bank of America	6,000,000

Massachusetts—2.8%
15,100,000	Massachusetts Bay Transportation Authority, 3.16%(c) General Transportation System Bond Series 00, 03/07/06 BPA: Westdeutsche Landesbank	15,100,000
10,400,000	Massachusetts Development Finance Agency, 3.10%(c) Higher Education Bond Smith College Project, Series 01, 03/07/06	10,400,000
6,260,000	Massachusetts Industrial Finance Agency, 3.24%(c) Heritage At Hingham Project, Series 97, AMT, 03/07/06 LOC: Federal National Mortgage Association	6,260,000

		31,760,000

Michigan—0.4%
5,000,000	Michigan Municipal Bond Authority, 2.92% Revenue Notes Series 05B-2, 08/18/06 LOC: J.P. Morgan Chase Bank	5,024,426

Minnesota—2.6%
5,000,000	Dakota County Community Development Agency, 3.28%(c) Multi Family Housing Revenue Bond View Pointe Apartments Project, Series 04, AMT, 03/07/06 LOC: LaSalle National Trust, N.A.	5,000,000

The accompanying notes are an integral part of the financial statements.

Heritage Cash Trust—Municipal Money Market Fund

Statement of Net Assets

February 28, 2006

(unaudited)

(continued)

Principal Amount		Value
Notes, Bonds & Variable Rate Demand Notes (continued)
Minnesota (continued)
$ 2,655,000	Dakota County Community Development Agency, 3.10%(c) Multi Family Housing Revenue Bond Regatta Commons Project, Series 03A, AMT, 03/01/06 LOC: LaSalle National Trust, N.A.	$2,655,000
3,800,000	Plymouth Housing Authority, 3.23%(c) Multi Family Housing Revenue Bond At the Lake Apartments Project, Series 04, AMT, 03/07/06 LOC: Federal Home Loan Mortgage Corporation	3,800,000
6,000,000	St. Anthony, 3.28%(c) Multi Family Housing Revenue Bond St. Anthony Leased Housing Project, Series 04A, AMT, 03/07/06 LOC: LaSalle National Trust, N.A.	6,000,000
5,000,000	St. Paul & Ramsey County Housing & Redevelopment Authority, 3.28%(c) Multi Family Housing Revenue Bond St. Paul Leased Housing Association I Project, Series 02A, AMT, 03/07/06 LOC: LaSalle National Trust, N.A.	5,000,000
3,000,000	St. Paul Housing & Redevelopment Authority, 3.30%(c) Multi Family Housing Revenue Bond Bridgecreek Senior Place Project, Series 04A, AMT, 03/07/06 LOC: LaSalle National Trust, N.A.	3,000,000
4,000,000	St. Paul Port Authority, 3.25%(c) Transportation Revenue Bond District Heating Project, Series 03-2F, AMT, 03/07/06 LOC: Dexia	4,000,000

		29,455,000

Principal Amount		Value
Notes, Bonds & Variable Rate Demand Notes (continued)
Mississippi—1.1%
3,000,000	Mississippi Business Finance Corporation, 3.29%(c) Industrial Development Revenue Bond EPCO Carbon Dioxide Products Inc. Project, Series 02, AMT, 03/07/06 LOC: Regions Bank	3,000,000
9,800,000	Mississippi Home Corporation, 3.32%(c) Multi Family Housing Revenue Bond Summer Park Apartments Project, Series 99D-1, AMT, 03/07/06 LOC: Wachovia Bank, N.A.	9,800,000

		12,800,000

Nevada—2.0%
5,350,000	Clark County, 3.05%(c) Pollution Control Revenue Bond Cogeneration Association 2 Project, AMT, 03/01/06 LOC: ABN-AMRO Bank N.V.	5,350,000
13,500,000	Director of the State of Nevada Department of Business & Industry, 3.25%(c) Pollution Control Revenue Bond Barrick Goldstrike Mines Project, AMT, 03/07/06 LOC: Royal Bank Of Canada	13,500,000
1,790,000	Nevada Housing Finance Agency, 3.22%(c) Multi Family Housing Revenue Bond Fremont Meadows Apartments Project, Series 97, AMT, 03/07/06 LOC: Federal Home Loan Bank	1,790,000
2,000,000	Nevada Housing Finance Agency, 3.22%(c) Multi Family Housing Revenue Bond Horizon Pines Apartments Project, Series 00A, AMT, 03/07/06 LOC: Federal National Mortgage Association	2,000,000

		22,640,000

The accompanying notes are an integral part of the financial statements.

Heritage Cash Trust—Municipal Money Market Fund

Statement of Net Assets

February 28, 2006

(unaudited)

(continued)

Principal Amount		Value
Notes, Bonds & Variable Rate Demand Notes (continued)
New Hampshire—0.9%
$ 5,300,000	New Hampshire Health & Education Facilities Authority, 3.21%(c) Higher Education Bond Brewster Academy Issue Project, Series 05, 03/07/06 LOC: Allied Irish Banks	$5,300,000
5,000,000	New Hampshire Health & Education Facilities Authority, 3.24%(c) Hospital Revenue Bond Easter Seals Project, Series 04H-A, 03/07/06 LOC: Royal Bank of Scotland	5,000,000

		10,300,000

New Jersey—0.6%
6,200,000	New Jersey Economic Development Authority, 3.23%(c) Industrial Development Revenue Bond Port Newark Container Terminal Project, Series 03, AMT, 03/07/06 LOC: Citibank	6,200,000

New Mexico—2.1%
11,600,000	New Mexico Hospital Equipment Loan Council, 3.20%(c) Hospital Revenue Bond Presbyterian Healthcare Services Project, FSA, Series 05A, 03/07/06 BPA: Citibank	11,600,000
12,600,000	New Mexico Hospital Equipment Loan Council, 3.20%(c) Hospital Revenue Bond Presbyterian Healthcare Services Project, FSA, Series 05B, 03/07/06 BPA: Citibank	12,600,000

		24,200,000

Principal Amount		Value
Notes, Bonds & Variable Rate Demand Notes (continued)
New York—11.0%
12,100,000	City of New York, 3.20%(c) Series H-6, 03/07/06 LOC: Bank of America	12,100,000
11,000,000	City of New York, GO, 3.16%(c) Series 04H-5, 03/07/06 LOC: Dexia	11,000,000
18,000,000	City of New York, GO, 3.14%(c) Series 03C-4, 03/07/06 LOC: BNP Paribas	18,000,000
15,000,000	New York Housing Finance Agency, 3.20%(c) Multi Family Housing Revenue Bond Saxony Apartments Project, Series 97A, AMT, 03/07/06 LOC: Federal National Mortgage Association	15,000,000
18,000,000	New York Local Government Assistance Corporation, 3.19%(c) FSA, Series 03-4V, 03/07/06 BPA: Westdeutsche Landesbank	18,000,000
25,200,000	New York Local Government Assistance Corporation, 3.12%(c) Series 94B, 03/07/06 LOC: Westdeutsche Landesbank and Bayerische Landesbank	25,200,000
25,000,000	Triborough Bridge & Tunnel Authority, 3.18%(c) General Revenue Refunding Bond Series 05B, 03/07/06 BPA: Landesbank Baden Wurttenburg	25,000,000

		124,300,000

North Carolina—1.1%
12,000,000	North Carolina Educational Facilities Finance Agency, 3.17%(c) Higher Education Bond Duke University Project, Series B, 03/07/06	12,000,000

The accompanying notes are an integral part of the financial statements.

Heritage Cash Trust—Municipal Money Market Fund

Statement of Net Assets

February 28, 2006

(unaudited)

(continued)

Principal Amount		Value
Notes, Bonds & Variable Rate Demand Notes (continued)
North Dakota—1.0%
$11,000,000	Richland County, 3.39%(c) Water & Sewer System Revenue Bond Minn-Dak Farmers Cooperative Project, Series 02, AMT, 03/07/06 LOC: Wells Fargo Bank	$11,000,000

Ohio—5.2%
8,525,000	Akron Bath Copley Joint Township Hospital District, 3.23%(c) Healthcare Facilities Revenue Bond Sumner on Ridgewood Project, Series 02, 03/07/06 LOC: KBC Bank	8,525,000
10,165,000	Butler County Health Facility, 3.06%(c) Hospital Revenue Bond Lifesphere Project, Series 02, 03/07/06 LOC: U.S. Bank N.A.	10,165,000
11,800,000	Cleveland Airport System, 3.20%(c) Airport Facilities Revenue Bond FSA, Series C, 03/07/06 BPA: Dexia and Westdeutsche Landesbank	11,800,000
3,000,000	Hamilton County, 3.20%(c) Hospital Revenue Bond Episcopal Retirement Homes Project, Series 05B, 03/07/06 LOC: Key Bank	3,000,000
4,440,000	Ohio State Higher Education Facility, 3.23%(c) Higher Education Bond Ashland University Project, Series 04, 03/07/06 LOC: Key Bank	4,440,000

Principal Amount		Value
Notes, Bonds & Variable Rate Demand Notes (continued)
Ohio (continued)
5,200,000	Ohio Water Development Authority, 3.30%(c) Pollution Control Revenue Bond Cleveland Electric Illuminating Company Project, Series 99, AMT, 03/07/06 LOC: Barclays Bank	5,200,000
3,750,000	Ohio Water Development Authority, 3.32%(c) Pollution Control Revenue Bond Toledo Edison Company Project, Series 99, AMT, 03/07/06 LOC: Barclays Bank	3,750,000
11,800,000	Westlake Health Facility, 3.20%(c) Hospital Revenue Bond Lutheran Home Project, Series 05, 03/07/06 LOC: National City Corporation	11,800,000

		58,680,000

Oklahoma—0.1%
1,600,000	Oklahoma Development Finance Authority, 3.24%(c) Industrial Development Revenue Bond Shawnee Funding Project, Series 96, AMT, 03/07/06 LOC: Bank of Nova Scotia	1,600,000

Oregon—0.4%
5,000,000	Oregon, 3.07% Tax & Revenue Anticipation Notes Series 05A, 11/27/06	5,051,421

The accompanying notes are an integral part of the financial statements.

Heritage Cash Trust—Municipal Money Market Fund

Statement of Net Assets

February 28, 2006

(unaudited)

(continued)

Principal Amount		Value
Notes, Bonds & Variable Rate Demand Notes (continued)
Pennsylvania—1.8%
$ 3,600,000	Berks County Industrial Development Authority, 3.28%(c) Industrial Development Revenue Bond One Douglassville Properties Project, Series 04, AMT, 03/07/06 LOC: Federal Home Loan Bank	$3,600,000
12,300,000	Montgomery County Higher Education & Health Authority, 3.19%(c) Higher Education Bond Liberty Lutheran Services Project, Series 04, 03/07/06 LOC: Bank of America	12,300,000
4,000,000	Montgomery County Industrial Development Authority, 3.24%(c) Pollution Control Revenue Bond Peco Energy Company Project, Series B, AMT, 03/07/06 LOC: Wachovia Bank, N.A.	4,000,000

		19,900,000

South Carolina—2.3%
3,635,000	Berkeley County, 3.04%(c) Industrial Development Revenue Bond BP Amoco Chemical Company Project, Series 03, AMT, 03/01/06	3,635,000
3,975,000	Florence County, 3.05%(c) Pollution Control Revenue Bond Roche Carolina Inc. Project, Series 97, AMT, 03/01/06 LOC: Union Bank of Switzerland, AG	3,975,000
6,250,000	Florence County, 3.05%(c) Pollution Control Revenue Bond Roche Carolina Inc. Project, Series 96, AMT, 03/01/06 LOC: Deutsche Bank A.G.	6,250,000

Principal Amount		Value
Notes, Bonds & Variable Rate Demand Notes (continued)
South Carolina (continued)
3,700,000	South Carolina Economic Development Authority, 3.25%(c) Industrial Development Revenue Bond Brown Packing Company Project, Series 01, AMT, 03/07/06 LOC: Wachovia Bank, N.A.	3,700,000
8,000,000	South Carolina Economic Development Authority, 3.28%(c) Industrial Development Revenue Bond Titan Wheel International Inc. Project, Series 95, AMT, 03/07/06 LOC: LaSalle National Trust, N.A.	8,000,000

		25,560,000

South Dakota—0.6%
6,495,000	South Dakota Housing Development Authority, 3.23%(c) Multi Family Housing Revenue Bond LaCrosse Investors Project, Series 01, 03/07/06 LOC: Federal National Mortgage Association	6,495,000

Tennessee—1.3%
7,000,000	Lewisburg Industrial Development Board, 3.27%(c) Waste Management Inc. Project, Series 03, AMT, 03/07/06 LOC: Wachovia Bank, N.A.	7,000,000
8,200,000	Volunteer Student Funding Corporation, 3.17%(c) Student Loan Revenue Bond Student Funding Corporation Project, Series 88A-1, AMT, 03/07/06 LOC: State Street Bank & Trust Co.	8,200,000

		15,200,000

The accompanying notes are an integral part of the financial statements.

Heritage Cash Trust—Municipal Money Market Fund

Statement of Net Assets

February 28, 2006

(unaudited)

(continued)

Principal Amount		Value
Notes, Bonds & Variable Rate Demand Notes (continued)
Texas—4.3%
$ 4,890,000	Brazos River Authority, 3.24%(c) Pollution Control Revenue Bond TXU Energy Company LLC Project, Series D-2, AMT, 03/07/06 LOC: Wachovia Bank, N.A.	$4,890,000
3,560,000	Brazos River Authority, 3.24%(c) Pollution Control Revenue Bond TXU Energy Company LLC Project, Series D-1, AMT, 03/07/06 LOC: Wachovia Bank, N.A.	3,560,000
3,000,000	Capital Area Housing Finance Corporation, 3.28%(c) Multi Family Housing Revenue Bond Marble Falls Vistas Apartments Project, Series 04, AMT, 03/07/06 LOC: Federal National Mortgage Association	3,000,000
6,170,000	Harris County Housing Finance Corporation, 3.28%(c) Multi Family Housing Revenue Bond Primrose at Aldine-Bender Apartments Project, Series 04, AMT, 03/07/06 LOC: Federal National Mortgage Association	6,170,000
2,400,000	Houston Health Facilities Development Corporation, 3.19%(c) Hospital Revenue Bond Buckingham Senior Living Project, Series C, 03/07/06 LOC: LaSalle National Trust, N.A.	2,400,000
4,000,000	Mansfield Industrial Development Corporation, 3.22%(c) Industrial Development Revenue Bond Pier I Imports Project, AMT, 03/07/06 LOC: J.P. Morgan Chase Bank	4,000,000

Principal Amount		Value
Notes, Bonds & Variable Rate Demand Notes (continued)
Texas (continued)
12,800,000	Tarrant County Housing Finance Corporation, 3.29%(c) Multi Family Housing Revenue Bond Park at Sycamore School Apartments Project, Series 03, AMT, 03/07/06 LOC: Wachovia Bank, N.A.	12,800,000
11,125,000	Texas, 3.13% Tax & Revenue Anticipation Notes Series 05-06, 08/31/06	11,198,198

		48,018,198

Virginia—1.4%
5,000,000	Harrisonburg Redevelopment & Housing Authority, 3.28%(c) Multi Family Housing Revenue Bond Huntington Village Apartments Project, Series 01, AMT, 03/07/06 LOC: Federal National Mortgage Association	5,000,000
1,800,000	Norfolk Industrial Development Authority, 3.30%(c) Industrial Development Revenue Bond Norfolk Ship Repair Project, Series 00, AMT, 03/07/06 LOC: Wachovia Bank, N.A.	1,800,000
3,700,000	Virginia Beach Development Authority, 3.30%(c) Industrial Development Revenue Bond Architectural Graphics Project, Series 00, AMT, 03/07/06 LOC: Wachovia Bank, N.A.	3,700,000
5,360,000	Virginia Housing Development Authority, 3.00%(c) Mortgage Bonds Series C-Stem-II, AMT, 04/04/06	5,360,000

		15,860,000

The accompanying notes are an integral part of the financial statements.

Heritage Cash Trust—Municipal Money Market Fund

Statement of Net Assets

February 28, 2006

(unaudited)

(continued)

Principal Amount		Value
Notes, Bonds & Variable Rate Demand Notes (continued)
Washington—5.1%
$2,200,000	Port of Bellingham Industrial Development Corporation, 3.04%(c) Pollution Control Revenue Bond BP West Coast Products LLC Project, Series 02, AMT, 03/01/06	$2,200,000
5,000,000	Port of Seattle, 3.25%(c) Subordinate Lien Revenue Notes Series 05, AMT, 03/07/06 LOC: Fortis Bank	5,000,000
6,970,000	Port of Seattle, 3.28%(c) Transportation Revenue Bond Harbor Island Terminal 18 Project, Series 97, AMT, 03/07/06 LOC: Fortis Bank	6,970,000
6,000,000	Port of Vancouver, 3.25%(c) Industrial Development Revenue Bond United Grain Corporation Project, Series 92, AMT, 03/07/06 LOC: Bank of America	6,000,000
3,590,000	Washington Economic Development Finance Authority, 3.28%(c) Industrial Development Revenue Bond Pacific Coast Shredding Project, Series 99D, AMT, 03/07/06 LOC: U.S. Bank N.A.	3,590,000
1,705,000	Washington Housing Finance Commission, 3.06%(c) Multi Family Housing Revenue Bond Heatherwood Apartments Project, Series 02A, AMT, 03/01/06 LOC: U.S. Bank N.A.	1,705,000
6,385,000	Washington Housing Finance Commission, 3.23%(c) Forest Ridge School of the Sacred Heart Project, Series 05, 03/07/06 LOC: Key Bank	6,385,000

Principal Amount		Value
Notes, Bonds & Variable Rate Demand Notes (continued)
Washington (continued)
6,240,000	Washington Housing Finance Commission, 3.28%(c) Multi Family Housing Revenue Bond Whisperwood Apartments Project, Series 02A, AMT, 03/07/06 LOC: Federal National Mortgage Association	6,240,000
4,050,000	Washington Housing Finance Commission, 3.28%(c) Multi Family Housing Revenue Bond Silver Creek Apartments Project, Series 04B, AMT, 03/07/06 LOC: Federal National Mortgage Association	4,050,000
3,670,000	Washington Housing Finance Commission, 3.31%(c) Multi Family Housing Revenue Bond Hamilton Place Senior Living Project, AMT, 03/07/06 LOC: U.S. Bank N.A.	3,670,000
4,220,000	Washington Housing Finance Commission, 3.28%(c) Multi Family Housing Revenue Bond Sherwood Springs Apartments Project, Series 97, AMT, 03/07/06 LOC: U.S. Bank N.A.	4,220,000
2,940,000	Washington Housing Finance Commission, 3.28%(c) Multi Family Housing Revenue Bond LTC Properties Inc. Project, AMT, 03/07/06 LOC: U.S. Bank N.A.	2,940,000
4,500,000	Washington Housing Finance Commission, 3.31%(c) Multi Family Housing Revenue Bond Olympic Place Apartments Project, Series 03A, AMT, 03/07/06 LOC: U.S. Bank N.A.	4,500,000

		57,470,000

The accompanying notes are an integral part of the financial statements.

Heritage Cash Trust—Municipal Money Market Fund

Statement of Net Assets

February 28, 2006

(unaudited)

(continued)

Principal Amount		Value
Notes, Bonds & Variable Rate Demand Notes (continued)
Wisconsin—3.6%
$25,600,000	Wisconsin Health & Educational Facilities Authority, 3.19%(c) Healthcare Facilities Revenue Bond Wheaton Franciscan Services Project, Series 97, 03/07/06 LOC: Citibank	$25,600,000
9,920,000	Wisconsin Housing & Economic Development Authority, 3.20%(c) Home Ownership Revenue Bond Series 03A, AMT, 03/07/06 BPA: Federal Home Loan Bank	9,920,000
4,585,000	Wisconsin Housing & Economic Development Authority, 3.24%(c) Home Ownership Revenue Bond Series 03B, AMT, 03/07/06 BPA: State Street Bank & Trust Co.	4,585,000

		40,105,000

Total Notes, Bonds & Variable Rate Demand Notes (cost $897,959,046)		897,959,045

Commercial Paper—20.4%(a)
Florida—1.2%
13,800,000	Indian River, 3.18% Hospital District, Series 90, 04/12/06 LOC: Wachovia Bank, N.A.	13,800,000

Kentucky—3.8%
20,000,000	Pendleton County, 3.00% Kentucky Association of County Leasing Trust, 03/09/06 LOC: Commonwealth Bank of Australia	20,000,000
23,000,000	Pendleton County, 3.16% Kentucky Association of County Leasing Trust, 04/03/06 LOC: Commonwealth Bank of Australia	23,000,000

		43,000,000

Principal Amount		Value
Commercial Paper (continued)
Massachusetts—2.9%
3,000,000	Massachusetts Development Finance Agency, 3.17% Project 3 Issue, 04/13/06 LOC: Allied Irish Banks	3,000,000
6,630,000	Massachusetts Health & Education Facilities Authority, 2.92% Harvard University, Series EE, 03/08/06	6,630,000
13,600,000	Massachusetts Health & Education Facilities Authority, 3.10% Harvard University, Series EE, 03/07/06	13,600,000
4,193,000	Massachusetts Health & Education Facilities Authority, 3.10% Harvard University, Series EE, 03/10/06	4,193,000
5,000,000	Massachusetts Health & Education Facilities Authority, 3.10% Harvard University, Series EE, 03/10/06	5,000,000

		32,423,000

Michigan—0.4%
3,975,000	University of Michigan Board of Regents, 3.16% Series F, 04/03/06	3,975,000

New York—1.3%
14,100,000	City of New York, 3.12% Series 6, 04/07/06	14,100,000

South Carolina—0.9%
10,500,000	South Carolina Public Service Authority, 2.87% Revenue Notes 03/01/06	10,500,000

The accompanying notes are an integral part of the financial statements.

Heritage Cash Trust—Municipal Money Market Fund

Statement of Net Assets

February 28, 2006

(unaudited)

(continued)

Principal Amount		Value
Commercial Paper (continued)
Texas—2.5%
$ 7,200,000	Texas Public Finance Authority, 3.15% Revenue Notes Series 03, 03/07/06	$7,200,000
8,500,000	Texas Public Finance Authority, GO, 3.16% Series 02B, 04/03/06	8,500,000
11,893,000	University of Texas Board of Regents, 3.12% Revenue Financing System, Series A, 03/07/06	11,893,000

		27,593,000

Washington—1.3%
5,000,000	Port of Seattle, 3.18% Subordinate Lien Revenue Notes Series 01A-1, 04/06/06 LOC: Bank of America	5,000,000
9,260,000	Port of Seattle, 3.23% Subordinate Lien Revenue Notes Series 01B-1, AMT, 04/06/06 LOC: Bank of America	9,260,000

		14,260,000

West Virginia—3.8%
10,000,000	West Virginia Public Energy Authority, 3.00% Morgantown Energy Association, Series 89A, AMT, 03/09/06 LOC: Dexia	10,000,000
20,500,000	West Virginia Public Energy Authority, 3.15% Morgantown Energy Association, Series 89A, AMT, 04/12/06 LOC: Dexia	20,500,000
11,800,000	West Virginia Public Energy Authority, 3.18% Morgantown Energy Association, Series 89A, AMT, 04/13/06 LOC: Dexia	11,800,000

		42,300,000

Principal Amount		Value
Commercial Paper (continued)
Wisconsin—2.3%
6,000,000	Wisconsin, 3.11% Transportation Revenue Bond Series 97A, 3/8/2006	6,000,000
19,500,000	Wisconsin, 3.14% Transportation Revenue Bond Series 97A, 4/6/2006	19,500,000

		25,500,000

Total Commercial Paper (cost $227,451,000)		227,451,000

Total Investments (cost $1,125,410,045) (d), 100.0%(a) .		1,125,410,045
Other Assets and Liabilities, net, 0.0%(a)		507,810

Net Assets, (net asset value, offering and redemption price of $1.00 per share; 1,125,972,438 shares outstanding), consisting of paid-in-capital, 100%		$1,125,917,855

(a)	Percentages are based on net assets.
(b)	Earlier of the maturity date or the put date.
(c)	Floating rate notes are securities that generally are payable on demand within seven calendar days. Put bonds are securities that can be put back to the issuer or remarketer either at the option of the holder, at a specified date, or within a specified time period known at the time of purchase. For these securities, the demand period and the remaining period to put date, respectively, are used when calculating the weighted average maturity of the portfolio.
(d)	The aggregate identified cost for federal income tax purposes is the same.

AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Securities subject to Alternative Minimum Tax
BPA	— Bond Purchase Agreement
FSA	— Financial Security Assurance Holdings Ltd.
GO	— General Obligation
LOC	— Credit enhancement provided by letter of credit issued by noted institution

The accompanying notes are an integral part of the financial statements.

Heritage Cash Trust—Municipal Money Market Fund

Investment Portfolio Allocation

(unaudited)

Investment Portfolio Composition(a) as of February 28, 2006 (% of total investments)

(a)	See the Fund’s prospectus for a description of the principal types of securities in which the Fund invests.

Beginning with the Fund’s fiscal quarter ended November 30, 2004, the Fund began filing its complete schedule of portfolio holdings with the Securities Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q; the Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov; and the Fund’s Form N-Q filings may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The accompanying notes are an integral part of the financial statements.

Heritage Cash Trust—Municipal Money Market Fund

Understanding Your Fund’s Expenses

(unaudited)

Understanding Your Fund’s Expenses

As a mutual fund investor, you pay two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (2) ongoing costs, such as management fees; distribution (12b-1) fees; and other expenses. Using the tables below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect one-time transaction expenses, such as sales charges (loads) and redemption fees. Therefore, if these transactional costs were included, your costs would have been higher. For more information, see your Fund’s prospectus or contact your financial advisor.

Review Your Fund’s Actual Expenses

The table below shows the actual expenses you would have paid on a $1,000 investment in Heritage Cash Trust—Municipal Money Market Fund on September 1, 2005 and held through February 28, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns after ongoing expenses. This table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Actual	Beginning Account Value September 1, 2005	Ending Account Value February 28, 2006	Expenses Paid During Period*
Class A	$1,000.00	$1,011.26	$3.38

Hypothetical Example for Comparison Purposes

All mutual funds now follow guidelines to assist shareholders in comparing expenses between different funds. Per these guidelines, the table below shows your Fund’s expenses based on a $1,000 investment and assuming for the period a hypothetical 5% rate of return before ongoing expenses, which is not the Fund’s actual return. Please note that you should not use this information to estimate your actual ending account balance and expenses paid during this period. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the Fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison.

Hypothetical (5% return before expenses)	Beginning Account Value September 1, 2005	Ending Account Value February 28, 2006	Expenses Paid During Period*
Class A	$1,000.00	$1,021.43	$3.40

*	Expenses are calculated using the Fund’s annualized expense ratio of 0.68% multiplied by the average account value for the period, then multiplying the result by the actual number of days in the period (181); and then dividing that result by the actual number of days in the fiscal year (365).

The accompanying notes are an integral part of the financial statements.

17

Heritage Cash Trust—Municipal Money Market Fund

Statement of Operations

For the Six-Month Period Ended February 28, 2006

(unaudited)

Investment Income:
Income:
Interest		$15,852,554
Expenses:
Management fee	$2,461,255
Distribution fee	806,746
Shareholder servicing fees .	136,948
State qualification expenses	65,515
Fund accounting fee .	46,501
Professional fees	46,377
Reports to shareholders.	27,150
Custodian fee	18,028
Trustees’ fees and expenses .	11,701
Insurance	13,261
Federal registration expense	7,705
Other	5,919

Total expenses		3,647,106

Net investment income from operations		$12,205,448

Statements of Changes in Net Assets

	For the Six-Month Period Ended February 28, 2006 (unaudited)	For the Fiscal Year Ended August 31, 2005
Increase in net assets:
Operations:
Net investment income from operations.	$12,205,448	$14,499,088
Distributions to shareholders from net investment income ($0.011 and $0.014 per share, respectively)	(12,205,448)	(14,499,088)
Increase in net assets from Fund share transactions .	72,006,335	45,848,606

Increase in net assets	72,006,335	45,848,606
Net assets, beginning of period	1,053,911,520	1,008,062,914

Net assets, end of period .	$1,125,917,855	$1,053,911,520

The accompanying notes are an integral part of the financial statements.

18

Heritage Cash Trust—Municipal Money Market Fund

Financial Highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

	For the Six-Month Period Ended February 28, 2006 (unaudited)		For the Fiscal Years Ended August 31
			2005	2004	2003	2002	2001
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net investment income (a) .	0.011		0.014	0.004	0.006	0.010	0.029
Less Distributions:
Dividends from net investment income (a)	(0.011)		(0.014)	(0.004)	(0.006)	(0.010)	(0.029)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return (%)	1.13	(b)	1.40	0.39	0.61	0.98	2.97

Ratios to average daily net assets (%)/ Supplemental Data
Operating expenses, net	0.68	(c)	0.69	0.68	0.67	0.68	0.69
Net investment income	2.27	(c)	1.40	0.40	0.59	0.96	2.90
Net assets, end of period ($ millions)	1,126		1,054	1,008	1,057	948	913

(a)	Includes net realized gains and losses which were less than $.001 per share for each of the periods.
(b)	Not annualized
(c)	Annualized

The accompanying notes are an integral part of the financial statements.

19

Heritage Cash Trust—Municipal Money Market Fund

Notes to Financial Statements

(unaudited)

Note 1:	Significant Accounting Policies. Heritage Cash Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company consisting of two separate investment portfolios, the Municipal Money Market Fund (the “Fund”) and the Money Market Fund. The Fund seeks to achieve maximum current income exempt from federal income tax consistent with stability of principal. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Security Valuation: The Fund uses the amortized cost method of security valuation (as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended). The amortized cost of an instrument is determined by valuing it at cost at the time of purchase and thereafter accreting/amortizing any purchase discount/premium at a constant rate until maturity.

Federal Income Taxes: The Fund is treated as a single corporate taxpayer as provided for in the Tax Reform Act of 1986, as amended. The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Accordingly, no provision has been made for federal income and excise taxes.

Distribution of Income and Gains: Distributions of net investment income and net realized gains available for distribution are declared daily and paid monthly. The Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Expenses: The Fund is charged for those expenses which are directly attributable to it, while other expenses are allocated proportionately among the Heritage mutual funds based upon methods approved by the Board of Trustees.

Other: Investment security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis.

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Heritage Cash Trust—Municipal Money Market Fund

Notes to Financial Statements

(unaudited)

(continued)

Note 2:	Fund Shares. At February 28, 2006, there was an unlimited number of shares of beneficial interest of no par value authorized. Transactions in shares and dollars of the Fund during the six-month period ended February 28, 2006 and for the fiscal year ended August 31, 2005 at a net asset value of $1.00 per share, were as follows:

	For the Six-Month Period Ended February 28, 2006 (unaudited)	For the Fiscal Year Ended August 31, 2005
Shares sold/exchanged	2,862,767,427	4,790,031,818
Shares issued on reinvestment of distributions	12,066,611	14,211,230
Shares redeemed	(2,802,827,703)	(4,758,394,442)

Net increase	72,006,335	45,848,606
Shares outstanding:
Beginning of period	1,053,966,103	1,008,117,497

End of period	1,125,972,438	1,053,966,103

Note 3:	Management, Distribution, Shareholder Servicing Agent, Fund Accounting and Trustees’ Fees. Under the Trust’s Investment Advisory and Administration Agreement with Heritage Asset Management, Inc. (the “Manager” or “Heritage”), the Fund agreed to pay to the Manager the following annual fee as a percentage of the Fund’s average daily net assets, computed daily and payable monthly.

Fund’s Average Daily Net Assets	Management Fee Rate
First $250 million	0.500%
Next $250 million	0.475%
Next $250 million	0.450%
Next $250 million	0.425%
Greater than $1 billion	0.400%

The amount payable to the Manager as of February 28, 2006 was $398,891. Pursuant to a contractual agreement, the Manager agreed to waive its fees and, if necessary, reimburse the Fund to the extent that total operating expenses exceed 0.74% of its average daily net assets for the fiscal year ending August 31, 2006. No fees were waived and no expenses were reimbursed for the six-month period ended February 28, 2006.

21

Heritage Cash Trust—Municipal Money Market Fund

Notes to Financial Statements

(unaudited)

(continued)

The Manager entered into a subadvisory agreement with AllianceBernstein L.P. (formerly known as Alliance Capital Management L.P.) to provide investment advice, portfolio management services (including placement of brokerage orders) and certain compliance and other services for an annualized fee payable by the Manager.

Pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended, the Fund is authorized to pay Raymond James & Associates, Inc. (the “Distributor” or “RJA”) a fee of 0.15% of the average daily net assets. Such fee is accrued daily and payable monthly. The total amount payable to the Distributor as of February 28, 2006 was $131,605. The Manager, Distributor, Fund Accountant and Shareholder Servicing Agent are all wholly owned subsidiaries of Raymond James Financial, Inc. (“RJF”).

The Manager is also the Shareholder Servicing Agent and Fund Accountant for the Fund. The Manager charged $136,948 for Shareholder Servicing fees and $46,501 for Fund Accounting services, of which $45,471 and $8,500 were payable as of February 28, 2006, respectively. For providing Shareholder Servicing, the Manager receives payment from the Fund at a fixed fee per account plus any out-of-pocket expenses. For providing Fund Accounting Services, the Manager receives payment from the Fund at a fixed fee per fund, a fixed fee per class and any out-of-pocket expenses.

Trustees of the Trust also serve as Trustees for Heritage Capital Appreciation Trust, Heritage Growth and Income Trust, Heritage Income Trust and Heritage Series Trust, all of which are investment companies that are also advised by the Manager of the Trust (collectively referred to as the “Heritage Mutual Funds”). Each Trustee of the Heritage Mutual Funds who is not an employee of the Manager or employee of an affiliate of the Manager received an annual fee of $23,000 and an additional fee of $3,000 for each combined quarterly meeting of the Heritage Mutual Funds attended. In addition, each independent Trustee that serves on the Audit Committee or Compliance Committee will receive $1,000 for attendance at their respective meeting (in person or telephonic). In addition to meeting fees, the Lead Independent Trustee will receive an annual retainer of $2,500, the Compliance Committee Chair will receive an annual retainer of $3,000, and the Audit Committee Chair will receive an annual retainer of $3,500. Trustees’ fees and expenses are paid equally by each portfolio in the Heritage Mutual Funds.

Note 4:	Federal Income Taxes. The timing and character of certain income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) from investment transactions for a reporting period may differ from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital or accumulated net realized gain (loss), as appropriate, in the period that the differences arise. Results of operations and net assets are not affected by these reclassifications. For the fiscal year ended August 31, 2005, there were no reclassifications arising from permanent tax differences. All dividends paid by the Fund for net investment income are exempt from Federal income tax.
22

Item 2.	Code of Ethics

Not applicable to semi-annual reports.

Item 3.	Audit Committee Financial Expert

Not applicable to semi-annual reports.

Item 4.	Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5.	Audit Committee of Listed Registrants

Not applicable to the registrant.

Item 6.	Schedule of Investments

Included as part of report to shareholders under Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-end Management Investment Companies

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders

There have been no material changes to the Nominating Committee Charter, which sets forth procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees, since the Trust last provided disclosure in response to this item.

Item 11.	Controls and Procedures

(a)	Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act), the Principal Executive Officer and Principal Financial Officer of Heritage Cash Trust have concluded that such disclosure controls and procedures are effective as of April 27, 2006.

(b)	There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) of Heritage Cash Trust that occurred during the second fiscal quarter that has materially affected or is reasonably likely to materially affect, its internal control over financial reporting.

Item 12.	Exhibits

(a)(1)	Not applicable to semi-annual reports.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto as Exhibit 99.CERT.

(a)(3)	Not applicable to the registrant.

(b)	The certification required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HERITAGE CASH TRUST

Date: April 27, 2006

/s/ K.C. Clark
K.C. Clark
Executive Vice President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: April 27, 2006

/s/ K.C. Clark
K.C. Clark
Executive Vice President and Principal Executive Officer

Date: April 27, 2006

/s/ Andrea N. Mullins
Andrea N. Mullins
Principal Financial Officer and Treasurer